Note 3 - Inventories	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Inventory Disclosure [Text Block]	3. Inventories Inventories consisted of the following:
	2015	2016
Lubricants	990,440	788,426
Victualing	105,369	140,716
Bunkers	369,131	362,137
Total	1,464,940	1,291,279